DISPOSITION OF BUSINESSES (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Mar. 26, 2025	Mar. 31, 2025	Jun. 30, 2024
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	67.00%	33.00%
Gain (loss) on disposition of business		$ 50
Global intermodal logistics operation | Mantiqueira Consortium
Disclosure of subsidiaries [line items]
Gain (loss) on disposition of business		$ 190
Global intermodal logistics operation | Disposal groups classified as held for sale
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		67.00%
Consideration receivable		$ 120
Global intermodal logistics operation | Disposal groups classified as held for sale | Mantiqueira Consortium
Disclosure of subsidiaries [line items]
Consideration receivable		$ 440
Australian port operation
Disclosure of subsidiaries [line items]
Gain (loss) on disposition of business			$ 6
Proceeds from disposition			20
Australian port operation | Mantiqueira Consortium
Disclosure of subsidiaries [line items]
Gain (loss) on disposition of business			25
Proceeds from disposition			$ 75